Intangible assets and goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,505	€ 12,639
Balance at end of period	12,395	12,505	€ 12,639
Total intangibles | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,946	12,994
Additions	156	104
Disposals	(27)	(28)
Transfers and reclassifications	(2)	12
Currency translation adjustments	(133)	(136)
Balance at end of period	12,940	12,946	12,994
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(441)	(355)
Amortisation expense	(139)	(101)
Disposals	27	22
Currency translation adjustments	8	(7)
Balance at end of period	(545)	(441)	(355)
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	11,874	12,008
Balance at end of period	11,758	11,874	12,008
TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	11,874	12,008
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(116)	(134)
Balance at end of period	11,758	11,874	12,008
TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	32	22
Balance at end of period	32	32	22
Brands | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	39	22
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	11
Currency translation adjustments	(7)	6
Balance at end of period	32	39	22
Brands | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(7)	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	7	(7)
Balance at end of period	0	(7)	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	261	274
Balance at end of period	294	261	274
Software | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	621	571
Additions	64	40
Disposals	(27)	(27)
Transfers and reclassifications	63	39
Currency translation adjustments	(1)	(2)
Balance at end of period	720	621	571
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(360)	(297)
Amortisation expense	(94)	(83)	(75)
Disposals	27	22
Currency translation adjustments	1	(2)
Balance at end of period	(426)	(360)	(297)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	134	144
Balance at end of period	123	134	144
Customer relationships | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	195	197
Additions	0	1
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(1)	(3)
Balance at end of period	194	195	197
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(61)	(53)
Amortisation expense	(10)	(10)	(9)
Disposals	0	0
Currency translation adjustments	0	2
Balance at end of period	(71)	(61)	(53)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	135	144
Balance at end of period	94	135	144
Non-TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	148	149
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(6)	(1)
Balance at end of period	142	148	149
Non-TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(13)	(5)
Amortisation expense	(35)	(8)	(5)
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	(48)	(13)	(5)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	69	47
Balance at end of period	94	69	47
Assets under construction | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	69	47
Additions	92	63
Disposals	0	(1)
Transfers and reclassifications	(65)	(38)
Currency translation adjustments	(2)	(2)
Balance at end of period	94	69	47
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,600	4,623
Balance at end of period	4,514	4,600	4,623
Goodwill | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,600	4,623
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(86)	(23)
Balance at end of period	4,514	4,600	4,623
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0